Segment reporting - Net Earnings by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total segment adjusted EBITDA	$ 1,749.2	$ 1,153.5
Eliminations and other	(3.8)	(3.9)
Depreciation and amortization expense	508.0	375.1	$ 327.4
Interest income	(18.9)	(11.1)	(5.9)
Interest expense	636.1	368.6
Gain on derivative instruments	(44.6)	(16.7)
Loss on debt extinguishment	3.5	8.9	4.6
Other expenses	7.4	19.8
Gain on sale	(2.6)	(3.7)	$ 3.9
Consolidated net earnings from continuing operations before taxes	664.1	416.5
Vessel Leasing
Segment Reporting Information [Line Items]
Total segment adjusted EBITDA	$ 1,749.2	$ 1,153.5